Related Party Balances and Transactions - Schedule of Cost and Expenses Incurred (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Total costs and expenses	¥ 450,870	¥ 565,051	¥ 396,913
System support services [Member]
Related Party Transaction [Line Items]
Total costs and expenses	233,553	280,141	72,035
Credit assessment services [Member]
Related Party Transaction [Line Items]
Total costs and expenses	126,446	163,589	118,395
Collection services [Member]
Related Party Transaction [Line Items]
Total costs and expenses	77,388	110,383	29,188
Customers acquisition and referral services [Member]
Related Party Transaction [Line Items]
Total costs and expenses	13,483	9,935	175,471
Others services [Member]
Related Party Transaction [Line Items]
Total costs and expenses		¥ 1,003	¥ 1,824